Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	$ 41,124	$ 39,814
Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	20,134	20,241
U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	7,988	12,520
Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	10,410	4,098
Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	3,347	3,983
Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	2,592	2,955
Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	621	24
Fair Value, Inputs, Level 1 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	41,124	39,814
Fair Value, Inputs, Level 2 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	20,134	20,241
Fair Value, Inputs, Level 2 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	7,988	12,520
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	10,410	4,098
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	2,592	2,955
Fair Value, Inputs, Level 2 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 3 [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized mortgage obligations, agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. Government agencies [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities, residential [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	3,347	3,983
Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Measured at fair value on a recurring basis:
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Real estate acquired through foreclosure and other repossessed assets [Member]
Measured at fair value on a nonrecurring basis:
Assets, Fair Value Disclosure, Nonrecurring	$ 621	$ 24